UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-20191

Curan Fund, LLC
(Exact name of registrant as specified in charter)

2533 Quarry Valley Road, Columbus, Ohio 43204
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2004

ITEM 1.     SCHEDULE OF INVESTMENTS.


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30, 2004
(Unaudited)
______________

Investment securities
                                         % of
Common Stocks	Shares	Fair Value	Net
                                         Assets

Financial

Diversified Financial
JP Morgan Chase          3,700	$   147,001
Citigroup	             2,600	    114,712
AXA SA - Sponsored ADR	 3,273	     66,376
				     328,089	11.27%

Insurance
St Paul Travelers  	3,545		117,198
American Intl Group	1,838	     124,966
				     242,164       8.33%

Banking
Washington Mutual	       2,362	 92,307
Fremont General	       4,410	102,092
				     194,399	6.68%

Real Estate
iSTAR Financial	       3,760	     155,025	    5.33%
		Total - Financial		     931,045	  31.61%

Consumer Staples

Tobacco
Altria Group	       3,376	158,807
Carolina Group	       5,441      132,597
				     291,404	10.02%

Media
Viacom-Class B	       2,735	91,787
Liberty Media *	       6,400	55,808
Liberty Media Intl *	   320      10,676
				     158,271	5.45%

Conglomerate
Loews Corporation	      2,618	     153,153	5.26%

Retail Distribution, hardline
Handleman	            3,790	       77,543	    2.67 %
		Total - Consumer Staples		     680,371	  23.40%


* Security did not pay a dividend during the previous twelve months.


Investment securities (CONTINUED)
                         					% of
Common Stocks (Continued)	Shares	Fair Value	Net
                                                     Assets
Healthcare

Pharmaceuticals
Merck	                    2,143	$    70,719
Pfizer	              3,275	    100,215
						    170,934   5.88%

Managed Care
Wellpoint Health Networks *	1,092	     114,758	3.95%

Biotechnology
Amgen *	            1,850	      105,099	    3.61%
		Total - Healthcare		     390,791	  13.44%

Technology

Consumer Electronics
Nam Tai Electronics	6,043	     129,018	4.44%

Wireless Communications
Nokia Corp - Sponsored ADR	7,880	      108,114	3.72%

Software
Microsoft Corp	       2,720	 75,208	    2.59%
     Total - Technology		     312,340	   10.75%

Transportation
Railroads
Genesee & Wyoming *	4,824	     122,144	4.20%

Air Freight
Federal Express	      1,050	       89,975	    3.09%
		Total - Transportation		     212,119	    7.29%

Utilities
Energy
BP PLC Sponsored ADR	 2,325	133,757	4.60%

Electric
American Electric Power	 2,313       73,923	    2.54 %
		Total - Utilities		     207,680	    7.14%

Consumer, Cyclical

Building Materials
Masco Corp          	3,500	     120,855	4.15%

Retail, hardline
Carmax *	            4,753	      102,427	3.52%
		Total - Consumer, Cyclical		     223,282	 7.67%

Total investment securities (cost - $2,317,446)		$2,946,259
	101.28%

* Security did not pay a dividend during the previous twelve months.


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
September 30, 2004
(Unaudited)
______________


SECURITIES SOLD SHORT
             					% of
Common Stocks	Shares	Fair Value	Net
                                          Assets
Index
Depositary Receipts
S&P Depositary Receipts (SPDR)      12,065	$1,348,384
Nasdaq 100 Shares                	 2,200	   77,308
		Total - Index		   1,425,692	  49.01%

Technology

Wireless Communications
Research In Motion *	1,800	     137,412	4.72%

Internet Search
Google *                1,000      129,600      4.46%

Retail, on-line
Amazon.com *	      2,300	      93,978	3.23%

Healthcare IT
Neoforma.com *	      9,314	      86,713	2.98%

Semiconductors
Maxim Integrated Products	1,800	      76,122	2.62%

Leisure Goods & Services
Electronic Arts *	       1,150	       52,889	 1.82 %
		Total - Technology		     576,714	  19.83%

Consumer, Cyclical

Educational Services
Strayer Education	       1,115	      128,236
Apollo Group *	       1,600	      117,392
				     245,628	8.45%

Retail, softline
Bed, Bath & Beyond *	       2,400	89,064
Hot Topic *	                   6,425     109,482
Wal-Mart Stores	               500      26,600
				     225,146	7.73%

Building Materials
Sherwin Williams	       1,020	       44,839	    1.54%
		Total - Consumer, Cyclical		     515,613	  17.72%


* Security did not pay a dividend during the previous twelve months.


SECURITIES SOLD SHORT (CONTINUED)
                         					% of
Common Stocks (Continued)	Shares	Fair Value	Net
                                                     Assets
Consumer Staples

Restaurants
P.F. Chang's China Bistro *	2,995	$   145,228
Panera Bread *	            3,200	    120,128
				     265,356	9.12%

		Total - Consumer Staples   265,356    9.12%

Transportation
Air Freight
UPS	                    1,625	     123,370	4.24%

Airlines
JetBlue Airways *	        2,630	       55,020	 1.89%
		Total - Transportation		     178,390	    6.13%

Total securities sold short (proceeds - $2,377,837)
	$2,961,765	101.82%


* Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curan Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  November 29, 2004


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Curan Fund, LLC

Date:  November 29, 2004